Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

11.Related Party Transactions

Mr. JasonHoisager, the Company’s Chief Executive Officer, owns 100% of Arabella Petroleum Company LLC (“Petroleum”), whichis the operating company for substantially all the wells that the Company has its working interest in.   As Petroleumdrills and completes the wells, Petroleum bills the Company for its working ownership percentage of the capital costs.  Afterthe completion of each well, Petroleum sells the oil and gas and provides the Company its working interest revenue, net of productiontaxes and charges for the lease operating expenses.

As ofDecember 31, 2013 and 2012, The Company owed Petroleum $3,695,119 and $42,238, respectively in joint interest billings to vendorsfor the well costs.  During 2013, The Company paid Petroleum $3,589,903 in capital costs for the wells.  Petroleumis responsible for collecting the revenue from the purchasers and providing the Company its accounts receivable, which totaled$425,372 and $702 at December 31, 2013 and 2012, respectively.

Petroleumalso paid part of the general and administrative expenses for the companies and allocated to Exploration $131,950, $93,845 and$30,071 for the years 2013, 2012 and 2011, respectively.